Share-Based Payment (Details) - Schedule of fair value measurement of equity-settled share options	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-Based Payment (Details) - Schedule of fair value measurement of equity-settled share options [Line Items]
Dividend yield (%)	0.00%	0.00%	0.00%
Bottom of range [member]
Share-Based Payment (Details) - Schedule of fair value measurement of equity-settled share options [Line Items]
Expected volatility of the share prices (%)	74.00%	78.00%	93.00%
Risk-free interest rate (%)	0.60%	1.92%	2.63%
Top of range [member]
Share-Based Payment (Details) - Schedule of fair value measurement of equity-settled share options [Line Items]
Expected volatility of the share prices (%)	79.00%	84.00%	95.00%
Risk-free interest rate (%)	1.38%	2.63%	2.88%